Income Taxes - Reconciliation of Net Tax Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income taxes [Abstract]
Income (loss) before tax from continuing operations	$ (56,524)	$ 31,295	[1]
Income (loss) before tax from discontinued operations	(73,866)	(25,060)
Income (loss) before tax	$ (130,390)	$ 6,235
Combined federal and provincial rate	27.00%	27.00%
Expected tax recovery (expense)	$ 35,205	$ (1,683)
Non-taxable (non-deductible) income (expenses)	(4,826)	(3,071)
Non-taxable (non-deductible) portion of capital items	3,165	3,620
Tax impact on divestitures	2,695	0
Difference in statutory tax rate	(751)	(2,400)
Effect of change in tax rates	(1,404)	1,530
Changes in deferred tax benefits not recognized	(38,821)	1,933
Change in tax legislation and other	(837)	(4,573)
Income tax expense	$ (5,574)	$ (4,644)
Effective tax rate	4.00%	(74.00%)
Income tax expense from continuing operations	$ (2,095)	$ (4,245)	[1]
Income tax expense from discontinued operations	$ (3,479)	$ (399)

[1]	Adjusted for discontinued operations (Note 6).